Federated Hermes Kaufmann Small Cap Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]	23.81%	13.86%	12.54%
Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	15.15%	6.85%	8.09%
Morningstar Small Growth Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	14.05%	7.79%	8.71%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	3.50%	10.04%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.27%	2.72%	9.02%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.64%	2.68%	7.99%
C
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	4.03%	10.14%
R
Prospectus [Line Items]
Average Annual Return, Percent		8.90%	4.70%	10.70%
IS
Prospectus [Line Items]
Average Annual Return, Percent		9.35%	5.16%	11.12%
R6
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	5.17%	11.05%

[1]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.